Financial Instruments, Financial Risks and Capital Management (Details) - Schedule of Details the Group’s Contractual Maturity - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Non-interest bearing [Member]
Schedule of details the group’s contractual maturity [Abstract]
Interest rate
On demand or within 1 year		€ 874,506
Over 1 year
Total undiscounted cash flow		874,506
Total carrying amount		€ 874,506
Fixed interest rate instruments [Member]
Schedule of details the group’s contractual maturity [Abstract]
Interest rate	3.55%	0.75%
On demand or within 1 year	€ 197,664	€ 6,346
Over 1 year	226,077	15,866
Total undiscounted cash flow	423,893	22,212
Total carrying amount	423,741	€ 21,916
Lease liabilities [Member]
Schedule of details the group’s contractual maturity [Abstract]
Interest rate
On demand or within 1 year	107,922	€ 82,666
Over 1 year	601,000	229,562
Total undiscounted cash flow	924,282	312,228
Total carrying amount	€ 708,922	€ 307,410
Lease liabilities [Member] | Bottom of Range [Member]
Schedule of details the group’s contractual maturity [Abstract]
Interest rate		0.75%
Lease liabilities [Member] | Top of Range [Member]
Schedule of details the group’s contractual maturity [Abstract]
Interest rate		8.10%